Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	New York Life Investments Active ETF Trust
Entity Central Index Key	0001426439
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000225893
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Core Plus Bond ETF
Trading Symbol	CPLB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Core Plus Bond ETF (formerly, IQ MacKay ESG Core Plus Bond ETF, ticker: ESGB) (the "Fund") for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI MacKay Core Plus Bond ETF	$40	0.39%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was affected by various allocation and selection factors. As spreads tightened across credit-sensitive sectors, investments in securitized products—including non-agency mortgage credit, commercial mortgage-backed securities and consumer asset-backed securities—contributed positively to results, as did relative positioning in corporate credit, including high yield investments. Conversely, underweight exposure to U.S. Treasury securities and agency passthroughs detracted from performance, partly offset by allocations to collateralized mortgage obligations, while yield curve positioning also detracted slightly amid rate market volatility.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	NYLI MacKay Core Plus Bond ETF - NAV 9,881	Bloomberg U.S. Aggregate Bond Index9,610	Core Plus Bond Blended Index9,918
6/29/2021	10,000	10,000	10,000
4/22	9,069	9,068	9,128
4/23	8,950	9,029	9,121
4/24	9,052	8,897	9,169
4/25	9,881	9,610	9,918

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	One Year	Since Inception
NYLI MacKay Core Plus Bond ETF - NAV	6/29/2021	9.16%	-0.31%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1		8.02%	-1.03%
Core Plus Bond Blended IndexFootnote Reference2		8.16%	-0.22%

Performance Inception Date	Jun. 29, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
AssetsNet	$ 281,059,244
Holdings Count | Holding	670
Advisory Fees Paid, Amount	$ 687,155
InvestmentCompanyPortfolioTurnover	231.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$281,059,244
Total number of portfolio holdings	670
Total advisory fees paid	$687,155
Portfolio turnover rate	231%

Holdings [Text Block]

Top Ten Holdings and/or Issuers*

U.S. Treasury Notes, 3.75%-4.63%, due 4/30/30	7.6%
Government National Mortgage Association, Series 2025-2 Z, 0.00%-7.76%, due 1/20/55	5.8%
Fannie Mae Pool, Series 2024-FS8275, 2.00%-6.50%, due 6/1/54	4.0%
Freddie Mac Pool, Series 2022-SD8243, 2.50%-6.50%, due 9/1/52	3.5%
U.S. Treasury Bonds, 4.63%-4.75%, due 2/15/45	2.8%
Freddie Mac REMICS, Series 2017-4725 WZ, 0.00%-5.35%, due 11/15/47	2.8%
Connecticut Avenue Securities Trust, Series 2022-R08 1B1, 6.30%-14.20%, (1 Month SOFR + 5.60%), due 7/25/42	1.8%
Flagship Credit Auto Trust, Series 2024-1 D, 3.32%-6.30%, due 4/15/30	1.5%
RCKT Mortgage Trust, Series 2021-5 A1, 2.50%, due 11/25/51	1.3%
Exeter Automobile Receivables Trust, Series 2022-5A E, 6.34%-10.45%, due 4/15/30	0.9%

*  Excluding short-term investments

Top Industries

Mortgage Securities	33.2%
Banks	10.5%
U.S. Treasury Note	7.6%
Asset-Backed Securities	7.6%
Electric	4.5%
Diversified Financial Services	3.1%
U.S. Treasury Bond	2.8%
Auto Manufacturers	1.8%
Pipelines	1.7%
Oil & Gas	1.7%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ MacKay ESG Core Plus Bond ETF” to “NYLI MacKay Core Plus Bond ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

The Fund changed its investment objective and certain principal investment strategies and principal risks to reflect the Fund’s removal of its environmental, social, and corporate governance investing criteria. The Fund also reduced its management fee from 0.39% of the Fund’s daily net assets to 0.35% of the Fund’s daily net assets on March 31, 2025.

For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025 at dfinview.com/NYLIM. You may also call 888-474-7725 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ MacKay ESG Core Plus Bond ETF” to “NYLI MacKay Core Plus Bond ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

Material Fund Change Objectives [Text Block]	The Fund changed its investment objective and certain principal investment strategies and principal risks to reflect the Fund’s removal of its environmental, social, and corporate governance investing criteria.
Material Fund Change Expenses [Text Block]	The Fund also reduced its management fee from 0.39% of the Fund’s daily net assets to 0.35% of the Fund’s daily net assets on March 31, 2025.
Summary of Change Legend [Text Block]	The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
C000238088
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Income ETF
Trading Symbol	IQHI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay High Income ETF (formerly, IQ MacKay ESG High Income ETF) (the "Fund") for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI MacKay High Income ETF	$42	0.40%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the Bloomberg Very Liquid High Yield Index was affected by primarily by selection factors, and to a lesser extent by allocations. Selection in media, technology & electronics and retail were the largest positive contributors, while selection in consumer goods and an overweight allocation to basic industry detracted.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	NYLI MacKay High Income ETF - NAV 12,468	Bloomberg U.S. Aggregate Bond Index11,531	Bloomberg Very Liquid High Yield Index12,749
10/25/2022	10,000	10,000	10,000
4/23	10,712	10,833	10,814
4/24	11,521	10,674	11,777
4/25	12,468	11,531	12,749

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	One Year	Since Inception
NYLI MacKay High Income ETF - NAV	10/25/2022	8.22%	9.15%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1		8.02%	5.82%
Bloomberg Very Liquid High Yield IndexFootnote Reference2		8.25%	10.12%

Performance Inception Date	Oct. 25, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
AssetsNet	$ 59,617,145
Holdings Count | Holding	321
Advisory Fees Paid, Amount	$ 129,014
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$59,617,145
Total number of portfolio holdings	321
Total advisory fees paid	$129,014
Portfolio turnover rate	61%

Holdings [Text Block]

Top Ten Holdings and/or Issuers*

CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%-4.75%, due 3/1/30	1.8%
Cloud Software Group, Inc., 6.50%-9.00%, due 6/30/32	1.7%
Post Holdings, Inc., 4.63%-6.38%, due 4/15/30	1.2%
OneMain Finance Corp., 6.63%-7.50%, due 3/15/32	1.1%
XPLR Infrastructure Operating Partners LP, 4.50%-8.63%, due 3/15/33	1.0%
Carnival Corp., 5.75%-6.00%, due 5/1/29	1.0%
Venture Global LNG, Inc., 7.00%-9.00%, due 6/1/31	1.0%
CSC Holdings LLC, 5.50%-6.50%, due 2/1/29	0.9%
CHS/Community Health Systems, Inc., 5.25%-6.00%, due 1/15/29	0.9%
AmeriGas Partners LP / AmeriGas Finance Corp., 9.38%, due 6/1/28	0.8%

*  Excluding short-term investments

Top Industries

Short-Term Investments	11.0%
Media	10.7%
Oil & Gas	7.0%
Commercial Services	5.8%
Electric	4.6%
Retail	4.4%
REITs	4.4%
Diversified Financial Services	4.3%
Telecommunications	3.6%
Chemicals	3.5%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ MacKay ESG High Income ETF” to “NYLI MacKay High Income ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

The Fund changed its investment objective and certain principal investment strategies and principal risks to reflect the Fund’s removal of its environmental, social, and corporate governance investing criteria.

For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025 at dfinview.com/NYLIM. You may also call 888-474-7725 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ MacKay ESG High Income ETF” to “NYLI MacKay High Income ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

Material Fund Change Objectives [Text Block]	The Fund changed its investment objective and certain principal investment strategies and principal risks to reflect the Fund’s removal of its environmental, social, and corporate governance investing criteria.
Summary of Change Legend [Text Block]	The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
C000248469
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Securitized Income ETF
Trading Symbol	SECR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Securitized Income ETF (formerly, IQ MacKay Securitized Income ETF) (the "Fund") for the period of May 31, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the period since inception?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investmentFootnote Reference2
NYLI MacKay Securitized Income ETF	$39	0.40%
Footnote	Description
Footnote1	The Fund commenced operations on May 31, 2024. Expenses for a full reporting period would be higher than the amount shown.
Footnote2	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

What factors influenced Fund performance during the reporting period?

For the reporting period May 31, 2024 through April 30, 2025, the Fund’s performance relative to the Bloomberg U.S. Securitized Bond Index was affected primarily by allocation and selection factors. As spreads tightened across credit-sensitive sectors, investments in securitized products—including non-agency mortgage credit, commercial mortgage-backed securities and consumer asset-backed securities—contributed positively to results. Conversely, underweight exposure to U.S. Treasury securities and agency passthroughs detracted from performance, partly offset by allocations to collateralized mortgage obligations.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	NYLI MacKay Securitized Income ETF - NAV 10,925	Bloomberg U.S. Aggregate Bond Index 10,170	Bloomberg U.S. Securitized Bond Index 10,096
10/01/2019	10,000	10,000	10,000
1/31/2020	10,007	10,030	10,035
4/30/2020	10,131	10,517	10,401
10/31/2020	10,567	10,651	10,445
4/30/2021	10,759	10,489	10,420
10/31/2021	10,778	10,600	10,395
4/30/2022	10,025	9,596	9,522
10/31/2022	9,211	8,938	8,852
4/30/2023	9,892	9,555	9,441
10/31/2023	9,307	8,969	8,800
4/30/2024	9,865	9,415	9,264
10/31/2024	10,497	9,915	9,797
4/30/2025	10,925	10,170	10,096

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	One Year	Five Years	Since Inception
NYLI MacKay Securitized Income ETF - NAV*	10/1/2019	10.74%	1.52%	1.60%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1		8.02%	-0.67%	0.30%
Bloomberg U.S. Securitized Bond IndexFootnote Reference2		8.98%	-0.59%	0.17%

Performance Inception Date	Oct. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
AssetsNet	$ 149,776,420
Holdings Count | Holding	435
Advisory Fees Paid, Amount	$ 343,444
InvestmentCompanyPortfolioTurnover	150.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$149,776,420
Total number of portfolio holdings	435
Total advisory fees paid	$343,444
Portfolio turnover rate	150%

Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Fannie Mae Pool, Series 2024-FS8105, 2.00%-6.50%, due 10/1/52	18.2%
Freddie Mac Pool, Series 2024-SD4958, 2.00%-6.50%, due 6/1/52	12.8%
Government National Mortgage Association, Series 2021-195 B, 0.00%-7.03%, due 8/16/63	5.9%
Freddie Mac STACR REMIC Trust, Series 2021-HQA3 B2, 6.00%-11.85%, (1 Month SOFR + 6.25%), due 9/25/41	4.1%
Connecticut Avenue Securities Trust, Series 2020-SBT1 1B1, 6.30%-14.20%, (1 Month SOFR + 6.86%), due 2/25/40	3.5%
J.P. Morgan Mortgage Trust, Series 2021-11 A3, 2.50%-6.00%, due 1/25/52	2.8%
Flagship Credit Auto Trust, Series 2024-1 D, 1.27%-6.30%, due 4/15/30	2.7%
RCKT Mortgage Trust, Series 2021-5 A1, 2.50%, due 11/25/51	2.4%
Wells Fargo Commercial Mortgage Trust, Series 2017-C40 D, 2.70%-5.12%, due 10/15/50	2.4%
Freddie Mac REMICS, Series 2025-5527 FA, 0.00%-5.35%, (1 Month SOFR + 1.00%), due 4/25/55	2.1%

*  Excluding short-term investments

Portfolio Composition

Mortgage Securities	82.2%
Asset-Backed Securities	13.6%
Collateralized Loan Obligations	3.1%
Short-Term Investments	1.1%
U.S. Treasury Note	0.4%
Other Asset and Liabilities	(0.4)%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ MacKay Securitized Income ETF” to “NYLI MacKay Securitized Income ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025 at dfinview.com/NYLIM. You may also call 888-474-7725 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ MacKay Securitized Income ETF” to “NYLI MacKay Securitized Income ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

Summary of Change Legend [Text Block]	The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
C000184310
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Muni Insured ETF
Trading Symbol	MMIN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Muni Insured ETF (formerly, IQ MacKay Municipal Insured ETF) (the "Fund") for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI MacKay Muni Insured ETF	$30	0.30%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the Bloomberg Municipal All Insured Bond Index was affected by various positioning factors. Relative returns benefited from strong security selection and from an overweight allocation to bonds maturing beyond 15 years, as the longer end of the curve increased in yield. The Fund adopted its overweight position in longer-maturity bonds primarily in response to the relatively rich valuations of shorter-maturity bonds on the tax-exempt interest rate curve.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	NYLI MacKay Muni Insured ETF - NAV 11,610	Bloomberg Municipal Bond Index11,335	Bloomberg Municipal All Insured Bond Index11,615
10/18/2017	10,000	10,000	10,000
4/18	9,987	9,864	9,903
4/19	10,658	10,471	10,617
4/20	11,090	10,697	10,929
4/21	12,012	11,526	11,945
4/22	10,968	10,617	10,872
4/23	11,159	10,922	11,186
4/24	11,405	11,150	11,452
4/25	11,610	11,335	11,615

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	One Year	Five Years	Since Inception
NYLI MacKay Muni Insured ETF - NAV	10/18/2017	1.79%	0.92%	2.00%
Bloomberg Municipal Bond IndexFootnote Reference1		1.66%	1.17%	1.68%
Bloomberg Municipal All Insured Bond IndexFootnote Reference2		1.42%	1.22%	2.01%

Performance Inception Date	Oct. 18, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
AssetsNet	$ 456,812,627
Holdings Count | Holding	285
Advisory Fees Paid, Amount	$ 1,100,229
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$456,812,627
Total number of portfolio holdings	285
Total advisory fees paid	$1,100,229
Portfolio turnover rate	25%

Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Maine Health & Higher Educational Facilities Authority, Series A, 4.25%-5.50%, due 7/1/49	2.2%
Greater Asheville Regional Airport Authority, Series A, 5.25%-5.50%, due 7/1/41	1.8%
Chicago O'Hare International Airport, Series A, 5.25%, due 1/1/45	1.6%
Wildwood Utility Dependent District, 5.00%, due 10/1/52	1.4%
Los Angeles Department of Water & Power, Series E, 5.00%, due 7/1/48	1.3%
Texas State Technical College, 5.25%-5.50%, due 8/1/42	1.2%
Amherst Development Corp., 4.00%-5.00%, due 10/1/42	1.1%
Baltic School District No 49-1, Series 1, 5.25%-5.50%, due 12/1/51	1.1%
North Carolina Turnpike Authority, 5.00%-5.21%, due 1/1/49	1.1%
Elkhorn School District, 4.00%-5.00%, due 12/15/45	1.1%

*  Excluding short-term investments

Top States

Texas	15.5%
Illinois	14.2%
California	11.2%
New York	5.8%
Florida	4.5%
Pennsylvania	4.5%
Colorado	4.3%
North Carolina	2.9%
New Jersey	2.9%
Indiana	2.6%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ MacKay Municipal Insured ETF” to “NYLI MacKay Muni Insured ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025 at dfinview.com/NYLIM. You may also call 888-474-7725 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ MacKay Municipal Insured ETF” to “NYLI MacKay Muni Insured ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

Summary of Change Legend [Text Block]	The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
C000184311
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Muni Intermediate ETF
Trading Symbol	MMIT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Muni Intermediate ETF (formerly, IQ MacKay Municipal Intermediate ETF) (the "Fund") for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI MacKay Muni Intermediate ETF	$30	0.30%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Year Blend was primarily affected by yield curve positioning and security selection. Underweight exposure to shorter maturities influenced performance negatively, as the municipal yield curve twisted: front-end yields trended lower, while the longer end of the curve increased in yield. Robust security selection within the 5%+ coupon allocation contributed positively to absolute and relative performance.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	NYLI MacKay Muni Intermediate ETF - NAV 11,830	Bloomberg Municipal Bond Index11,335	Bloomberg Municipal Bond Index 1-15 Year Blend11,346
10/18/2017	10,000	10,000	10,000
4/18	9,966	9,864	9,853
4/19	10,623	10,471	10,403
4/20	10,904	10,697	10,649
4/21	11,864	11,526	11,323
4/22	11,018	10,617	10,554
4/23	11,311	10,922	10,923
4/24	11,548	11,150	11,124
4/25	11,830	11,335	11,346

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	One Year	Five Years	Since Inception
NYLI MacKay Muni Intermediate ETF - NAV	10/18/2017	2.45%	1.64%	2.25%
Bloomberg Municipal Bond IndexFootnote Reference1		1.66%	1.17%	1.68%
Bloomberg Municipal Bond Index 1-15 Year BlendFootnote Reference2		1.99%	1.27%	1.69%

Performance Inception Date	Oct. 18, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
AssetsNet	$ 829,705,371
Holdings Count | Holding	617
Advisory Fees Paid, Amount	$ 1,655,615
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$829,705,371
Total number of portfolio holdings	617
Total advisory fees paid	$1,655,615
Portfolio turnover rate	42%

Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Los Angeles Department of Water & Power, Series E, 3.70%-5.25%, due 7/1/33	2.8%
Main Street Natural Gas, Inc., Series E, 4.00%-5.00%, due 5/1/55	2.3%
Southeast Energy Authority A Cooperative District, Series A, 5.00%-5.50%, due 11/1/35	2.3%
Black Belt Energy Gas District, Series B, 3.97%-5.50%, due 10/1/52	1.8%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54	1.6%
Kentucky Public Energy Authority, Series B, 4.00%-5.25%, due 1/1/55	1.5%
Chicago O'Hare International Airport, Series B, 5.00%-5.25%, due 1/1/39	1.1%
New York State Dormitory Authority, Series E, 3.00%-5.25%, due 3/15/41	1.1%
Illinois Housing Development Authority, 3.00%-6.00%, due 2/1/27	1.0%
New Hampshire Business Finance Authority, Series A, 3.63%-5.25%, due 11/20/39	1.0%

*  Excluding short-term investments

Top States

Texas	11.2%
Illinois	8.3%
California	7.7%
New York	7.1%
Alabama	4.7%
Georgia	4.6%
Florida	3.3%
Indiana	2.9%
Michigan	2.9%
Utah	2.8%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ MacKay Municipal Intermediate ETF” to “NYLI MacKay Muni Intermediate ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025 at dfinview.com/NYLIM. You may also call 888-474-7725 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ MacKay Municipal Intermediate ETF” to “NYLI MacKay Muni Intermediate ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

Summary of Change Legend [Text Block]	The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
C000222073
Shareholder Report [Line Items]
Fund Name	NYLI MacKay California Muni Intermediate ETF
Trading Symbol	MMCA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay California Muni Intermediate ETF (formerly, IQ MacKay California Municipal Intermediate ETF) (the "Fund") for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI MacKay California Muni Intermediate ETF	$35	0.35%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the Bloomberg California Intermediate Municipal Bond Index was affected by various positioning factors. Relative returns benefited from strong security selection, out-of-Index exposure to non-rated bonds and U.S. territories—particularly Guam—and overweight exposure to bonds maturing beyond 15 years. The Fund maintained an overweight exposure to longer maturity bonds due to relatively rich valuations in the intermediate segment of the market.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	NYLI MacKay California Muni Intermediate ETF - NAV 9,445	Bloomberg Municipal Bond Index9,738	Bloomberg California Intermediate Municipal Bond Index9,857
12/21/2021	10,000	10,000	10,000
4/22	8,782	9,121	9,186
4/23	8,983	9,383	9,583
4/24	9,228	9,578	9,697
4/25	9,445	9,738	9,857

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	One Year	Since Inception
NYLI MacKay California Muni Intermediate ETF - NAV	12/21/2021	2.35%	-1.68%
Bloomberg Municipal Bond IndexFootnote Reference1		1.66%	-0.79%
Bloomberg California Intermediate Municipal Bond IndexFootnote Reference2		1.65%	-0.43%

Performance Inception Date	Dec. 21, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
AssetsNet	$ 26,360,040
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 27,992
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$26,360,040
Total number of portfolio holdings	63
Total advisory fees paid	$27,992
Portfolio turnover rate	89%

Holdings [Text Block]

Top Ten Holdings and/or Issuers*

California Community Choice Financing Authority, 4.00%-5.50%, due 10/1/54	10.3%
Territory of Guam, Series F, 5.00%, due 1/1/30	5.2%
City of Los Angeles CA Wastewater System Revenue, Series C, 5.00%, due 6/1/34	4.3%
California Statewide Communities Development Authority, Series C, 5.00%, due 9/2/34	3.9%
California Infrastructure & Economic Development Bank, Series B, 3.00%-5.00%, due 11/1/34	3.7%
California Municipal Finance Authority, Series A, 3.00%-4.38%, due 9/1/53	3.7%
Alum Rock Union Elementary School District, Series A, 5.00%, due 8/1/37	3.7%
University of California, Series AO, 3.25%-5.00%, due 5/15/29	3.4%
San Joaquin Valley Clean Energy Authority, Series A, 5.50%, due 1/1/56	3.1%
California Health Facilities Financing Authority, Series B, 5.00%, due 11/1/54	3.1%

*  Excluding short-term investments

Top Industries

General	25.4%
School District	19.5%
Short-Term Investments	10.7%
Water	8.9%
General Obligation	8.4%
Airport	7.6%
Medical	6.8%
Higher Education	3.8%
Education	3.7%
Development	3.3%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ MacKay California Municipal Intermediate ETF” to “NYLI MacKay California Muni Intermediate ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025 at dfinview.com/NYLIM. You may also call 888-474-7725 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ MacKay California Municipal Intermediate ETF” to “NYLI MacKay California Muni Intermediate ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

Summary of Change Legend [Text Block]	The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
C000241259
Shareholder Report [Line Items]
Fund Name	NYLI CBRE Real Assets ETF
Trading Symbol	IQRA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI CBRE Real Assets ETF (formerly, IQ CBRE Real Assets ETF) (the "Fund") for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI CBRE Real Assets ETF	$70	0.65%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the CBRE Real Assets Blended Index was affected by subsector positioning and security selection. Global real assets exhibited strong underlying fundamentals and traded at discounted valuations, helping to attract investors amid growing uncertainty in the broader equity market driven by mixed economic data, shifting central bank policies and political volatility. Surging power demand from large-scale investment in artificial intelligence (“AI”) platforms improved the growth outlook for real assets, as investors increasingly recognized their critical role in facilitating the development and deployment of AI infrastructure across a wide range in industries.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	NYLI CBRE Real Assets ETF - NAV 11,424	MSCI World® Index (Net)13,366	CBRE Real Assets Blended Index11,396
5/10/2023	10,000	10,000	10,000
4/24	9,984	11,917	9,991
4/25	11,424	13,366	11,396

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	One Year	Since Inception
NYLI CBRE Real Assets ETF - NAV	5/10/2023	14.42%	6.97%
MSCI World® Index (Net)Footnote Reference1		12.16%	15.82%
CBRE Real Assets Blended IndexFootnote Reference2		14.06%	6.84%

Performance Inception Date	May 10, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
AssetsNet	$ 5,356,714
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$5,356,714
Total number of portfolio holdings	106
Total advisory fees paid	$0
Portfolio turnover rate	92%

Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Welltower, Inc.	4.1%
Simon Property Group, Inc.	3.5%
Equinix, Inc.	3.2%
Targa Resources Corp.	2.9%
American Tower Corp.	2.6%
WEC Energy Group, Inc.	2.4%
NextEra Energy, Inc.	2.2%
National Grid PLC	2.2%
Extra Space Storage, Inc.	2.1%
PPL Corp.	2.1%

*  Excluding short-term investments

Top Industries

Utilities	28.0%
Transportation	12.3%
Midstream/Pipelines	7.4%
Industrial Properties	7.0%
Retail: Enclosed Malls	7.0%
Residential	5.4%
Diversified Property Holdings	5.4%
Healthcare Facilities	5.3%
Datacenters	4.4%
Self Storage Property	4.4%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ CBRE Real Assets ETF” to “NYLI CBRE Real Assets ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025 at dfinview.com/NYLIM. You may also call 888-474-7725 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ CBRE Real Assets ETF” to “NYLI CBRE Real Assets ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

Summary of Change Legend [Text Block]	The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
C000234758
Shareholder Report [Line Items]
Fund Name	NYLI Winslow Large Cap Growth ETF
Trading Symbol	IWLG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Winslow Large Cap Growth ETF (formerly, IQ Winslow Large Cap Growth ETF) (the "Fund") for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI Winslow Large Cap Growth ETF	$64	0.60%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the Russell 1000® Growth Index was driven by sector allocation and security selection, as detailed in the table below. Positive contributions came from favorable portfolio positioning in the communication services, health care and consumer staples sectors. U.S. equity markets experienced significant volatility over the reporting period, influenced by trade tensions, economic uncertainties and shifts in investor sentiment. The first half of the reporting period saw stronger performance, with the Fund delivering positive returns for five of the six months, while the second half of the reporting period was more challenged, with broad equity market declines occurring from mid-February through late April 2025.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	NYLI Winslow Large Cap Growth ETF - NAV 17,823	Russell 3000® Index15,220	Russell 1000® Growth Index17,313
6/23/2022	10,000	10,000	10,000
4/23	11,489	11,171	11,469
4/24	15,732	13,662	15,117
4/25	17,823	15,220	17,313

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	One Year	Since Inception
NYLI Winslow Large Cap Growth ETF - NAV	6/23/2022	13.29%	22.43%
Russell 3000®IndexFootnote Reference1		11.40%	15.85%
Russell 1000® Growth IndexFootnote Reference2		14.53%	21.19%

Performance Inception Date	Jun. 23, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
AssetsNet	$ 103,715,168
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 360,838
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$103,715,168
Total number of portfolio holdings	43
Total advisory fees paid	$360,838
Portfolio turnover rate	92%

Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Microsoft Corp.	10.1%
Apple, Inc.	7.5%
Amazon.com, Inc.	7.2%
NVIDIA Corp.	6.6%
Meta Platforms, Inc., Class A	4.9%
Eli Lilly & Co.	4.3%
Netflix, Inc.	3.2%
Visa, Inc., Class A	3.2%
Broadcom, Inc.	3.2%
Mastercard, Inc., Class A	2.9%

*  Excluding short-term investments

Top Industries

Information Technology	40.4%
Consumer Discretionary	14.9%
Communication Services	12.7%
Health Care	11.4%
Financials	10.6%
Industrials	8.3%
Materials	1.2%
Short-Term Investments	0.6%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ Winslow Large Cap Growth ETF” to “NYLI Winslow Large Cap Growth ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025 at dfinview.com/NYLIM. You may also call 888-474-7725 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ Winslow Large Cap Growth ETF” to “NYLI Winslow Large Cap Growth ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

Summary of Change Legend [Text Block]	The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
C000234759
Shareholder Report [Line Items]
Fund Name	NYLI Winslow Focused Large Cap Growth ETF
Trading Symbol	IWFG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Winslow Focused Large Cap Growth ETF (formerly, IQ Winslow Focused Large Cap Growth ETF) (the "Fund") for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI Winslow Focused Large Cap Growth ETF	$70	0.65%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the Russell 1000® Growth Index was driven by sector allocation and security selection, as detailed in the table below. Positive contributions came from favorable portfolio positioning in the communication services, health care and financials sectors. U.S. equity markets experienced significant volatility over the reporting period, influenced by trade tensions, economic uncertainties and shifts in investor sentiment. The first half of the reporting period saw stronger performance, with the Fund delivering positive returns for five of the six months, while the second half of the reporting period was more challenged, with broad equity market declines occurring from mid-February through late April 2025.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	NYLI Winslow Focused Large Cap Growth ETF - NAV 18,801	Russell 3000® Index15,220	Russell 1000® Growth Index17,313
6/23/2022	10,000	10,000	10,000
4/23	11,812	11,171	11,469
4/24	16,219	13,662	15,117
4/25	18,801	15,220	17,313

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	One Year	Since Inception
NYLI Winslow Focused Large Cap Growth ETF - NAV	6/23/2022	15.92%	24.74%
Russell 3000®IndexFootnote Reference1		11.40%	15.85%
Russell 1000® Growth IndexFootnote Reference2		14.53%	21.19%

Performance Inception Date	Jun. 23, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
AssetsNet	$ 10,564,407
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 20,664
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$10,564,407
Total number of portfolio holdings	30
Total advisory fees paid	$20,664
Portfolio turnover rate	50%

Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Microsoft Corp.	10.7%
Amazon.com, Inc.	7.6%
NVIDIA Corp.	7.0%
Meta Platforms, Inc., Class A	5.2%
Broadcom, Inc.	4.8%
Eli Lilly & Co.	4.6%
Apple, Inc.	4.6%
Netflix, Inc.	4.2%
Mastercard, Inc., Class A	3.5%
O'Reilly Automotive, Inc.	3.5%

*  Excluding short-term investments

Top Industries

Information Technology	38.4%
Consumer Discretionary	18.2%
Communication Services	14.8%
Financials	12.0%
Health Care	9.9%
Industrials	4.3%
Short-Term Investments	2.6%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ Winslow Focused Large Cap Growth ETF” to “NYLI Winslow Focused Large Cap Growth ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025 at dfinview.com/NYLIM. You may also call 888-474-7725 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]

In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “IQ Winslow Focused Large Cap Growth ETF” to “NYLI Winslow Focused Large Cap Growth ETF” and New York Life Investment Management LLC replaced IndexIQ Advisors LLC as the Fund’s advisor. The Fund’s name change and advisor change will not impact the management of the Fund.

Summary of Change Legend [Text Block]	The following is a summary of certain changes and planned changes to the Fund since May 1, 2024: